UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidium Investment Management Company, LLC
Address: 747 Third Avenue
         35th Floor
         New York, NY  10017

13F File Number:  028-11673

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kevin Oram
Title:     Member
Phone:     212.821.1489

Signature, Place, and Date of Signing:

 /s/    Kevin Oram     New York, NY     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    16

Form 13F Information Table Value Total:    $817,679 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   100733  1676372 SH       SOLE                  1577249        0    99123
APPLIED MATLS INC              COM              038222105    48120  4204499 SH       SOLE                  3955802        0   248697
ASCENA RETAIL GROUP INC        COM              04351G101    67345  3616798 SH       SOLE                  3401122        0   215676
ASPEN TECHNOLOGY INC           COM              045327103    79221  3422095 SH       SOLE                  3217618        0   204477
COMFORT SYS USA INC            COM              199908104    30027  2996716 SH       SOLE                  2817739        0   178977
CULP INC                       COM              230215105     7062   688944 SH       SOLE                   601395        0    87549
JDA SOFTWARE GROUP INC         COM              46612K108   104718  3527051 SH       SOLE                  3315796        0   211255
JOS A BANK CLOTHIERS INC       COM              480838101    47732  1124172 SH       SOLE                  1056988        0    67184
KNOLL INC                      COM NEW          498904200    49611  3696789 SH       SOLE                  3478197        0   218592
MONARCH CASINO & RESORT INC    COM              609027107     5651   618220 SH       SOLE                   542583        0    75637
MTS SYS CORP                   COM              553777103    25122   651685 SH       SOLE                   612676        0    39009
OPEN TEXT CORP                 COM              683715106    68780  1378355 SH       SOLE                  1296887        0    81468
OPLINK COMMUNICATIONS INC      COM NEW          68375Q403    15913  1176138 SH       SOLE                  1096473        0    79665
PROGRESS SOFTWARE CORP         COM              743312100    76601  3670406 SH       SOLE                  3450950        0   219456
QUANEX BUILDING PRODUCTS COR   COM              747619104    27112  1516318 SH       SOLE                  1425704        0    90614
WATERS CORP                    COM              941848103    63931   804472 SH       SOLE                   756371        0    48101